                            DRINKER BIDDLE & REATH
                             1345 CHESTNUT STREET
                         PHILADELPHIA, PA  19107-3496
                                (215) 988-2700



                               November 15, 1995



VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20454

          RE:    RULE 24F-2 NOTICE -
                 THE GALAXY FUND - FILE NO. 33-4806
                 ----------------------------------

Ladies and Gentlemen:

          On behalf of The Galaxy Fund (the "Trust"), enclosed please find the Trust's Rule 24f-2 Notice on Form 24f-2 for the fiscal year ended October 31, 1995 and the Opinion of Counsel required by Rule 24f-2(b)(1) under the Investment Company Act of 1940.

          Pursuant to Rule 3A(T) of the Securities Act of 1933, the Trust has sent payment of the registration fees by wire (No. 6878) to the Securities and Exchange Commission in the amount of $110,104.69.


                                             Sincerely,

                                             /s/ Diana E. McCarthy

                                             Diana E. McCarthy



cc: Mmes. Montgomery and Reynolds

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

1.   Name and address of issuer:
     The Galaxy Fund
     440 Lincoln Street, MB 105
     Worcester, MA  01653


2.   Name of each series or class of funds for which this notice is filed:
     Money Market Fund - Class A shares of beneficial interest
     Tax-Exempt Fund - Class E shares of beneficial interest
     Government Fund - Class B shares of beneficial interest
     U.S. Treasury Fund - Class F shares of beneficial interest
     Equity Value Fund - Class C shares of beneficial interest
     Equity Growth Fund - Class H shares of beneficial interest
     Equity Income Fund - Class I shares of beneficial interest
     International Equity Fund - Class G shares of beneficial interest Intermediate Bond Fund - Class D shares of beneficial interest
     High Quality Bond Fund - Class J shares of beneficial interest
     Short-Term Bond Fund - Class L shares of beneficial interest
     Asset Allocation Fund - Class N shares of beneficial interest
     Small Company Equity Fund - Class K shares of beneficial interset Tax-Exempt Bond Fund - Class M shares of beneficial interest
     New York Municipal Bond Fund - Class O shares of beneficial interest Connecticut Municipal Bond Fund- Class P shares of beneficial interest Massachusetts Municipal Bond Fund - Class Q shares of beneficial interest Rhode Island Municipal Bond Fund - Class R shares of beneficial interest Institutional Treasury Money Market Fund - Class S shares of beneficial interest
     Corporate Bond Fund - Class T shares of beneficial interest

3.   Investment Company Act File Number:  811-4636

     Securities Act File Number:  33-4806


4.   Last day of fiscal year for which this notice is filed:  October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                        [_]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

     None

9.   Number and aggregate sale price of securities sold during the fiscal year:

                                                              Aggregate
                                         Shares              Dollar Amount
                                         ------              -------------
     Money Market Fund                   3,015,170,895       $3,015,170,895
     Tax-Exempt Fund                       231,860,768          231,860,768
     Government Fund                     2,560,962,130        2,560,962,130
     U.S. Treasury Fund                    563,491,737          563,491,737
     Equity Value Fund                       5,427,032           71,504,435
     Equity Growth Fund                      6,882,046          107,545,621
     Equity Income Fund                      2,222,785           30,686,599
     International Equity Fund               3,512,728           44,510,572
     Intermediate Bond Fund                  3,071,436           30,778,111
     High Quality Bond Fund                  4,412,649           44,505,731
     Short-Term Bond Fund                    1,830,005           18,196,163
     Asset Allocation Fund                   3,259,160           38,831,603
     Small Company Equity Fund              18,060,981          252,240,688
     Tax-Exempt Bond Fund                    1,467,994           15,374,590
     New York Municipal Bond Fund            1,353,443           14,014,030
     Connecticut Municipal Bond
      Fund                                     365,731            3,593,182
     Massachusetts Municipal
      Bond Fund                                718,177            6,873,584
     Rhode Island Municipal Bond Fund        1,056,796           10,940,064
     Institutional Treasury Money
      Market Fund                        1,683,995,336        1,683,995,336
     Corporate Bond Fund                     3,956,882            3,966,165

           TOTAL                         8,113,078,713       $8,784,742,004

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                              Aggregate
                                         Shares              Dollar Amount
                                         ------              -------------
     Money Market Fund                   3,015,170,895       $3,015,170,895
     Tax-Exempt Fund                       231,860,768          231,860,768
     Government Fund                     2,560,962,130        2,560,962,130
     U.S. Treasury Fund                    563,491,737          563,491,737
     Equity Value Fund                       5,427,032           71,504,435
     Equity Growth Fund                      6,882,046          107,545,621
     Equity Income Fund                      2,222,785           30,686,599
     International Equity Fund               3,512,728           44,510,572
     Intermediate Bond Fund                  3,071,436           30,778,111
     High Quality Bond Fund                  4,412,649           44,505,731
     Short-Term Bond Fund                    1,830,005           18,196,163
     Asset Allocation Fund                   3,259,160           38,831,603
     Small Company Equity Fund              18,060,981          252,240,688
     Tax-Exempt Bond Fund                    1,467,994           15,374,590
     New York Municipal Bond Fund            1,353,443           14,014,030
     Connecticut Municipal Bond
      Fund                                     365,731            3,593,182
     Massachusetts Municipal
      Bond Fund                                718,177            6,873,584
     Rhode Island Municipal Bond Fund        1,056,796           10,940,064
     Institutional Treasury Money
      Market Fund                        1,683,995,336        1,683,995,336
     Corporate Bond Fund                     3,956,882            3,966,165

           TOTAL                         8,113,078,713        8,784,742,004

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable: Included in
     Item 9

                                                              Aggregate
                                         Shares              Dollar Amount
                                         ------              -------------
     Money Market Fund                      27,821,184       $   27,821,184
     Tax-Exempt Fund                         1,826,376            1,826,376
     Government Fund                        13,693,342           13,693,342
     U.S. Treasury Fund                      5,769,349            5,769,349
     Equity Value Fund                       1,820,555           21,853,513
     Equity Growth Fund                        535,966            7,680,827
     Equity Income Fund                        280,312            3,571,463
     International Equity Fund                  82,941            1,008,563
     Intermediate Bond Fund                    748,129            7,459,063
     High Quality Bond Fund                    646,229            6,512,393
     Short-Term Bond Fund                      270,195            2,668,970
     Asset Allocation Fund                     276,919            3,166,682
     Small Company Equity Fund                  95,275            1,115,273
     Tax-Exempt Bond Fund                      115,025            1,196,819
     New York Municipal Bond Fund              148,112            1,532,026
     Connecticut Municipal Bond
      Fund                                      54,750              529,628
     Massachusetts Municipal
      Bond Fund                                 42,620              407,103
     Rhode Island Municipal Bond Fund           11,026              115,793
     Institutional Treasury Money
      Market Fund                            2,162,560            2,162,560
     Corporate Bond Fund                       195,224            2,040,905

           TOTAL                            56,596,089       $  112,131,832

12.  Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during
              the fiscal year in reliance on Rule 24f-2 (from Item 10):   $ 8,784,742,004

     (ii)     Aggregate price of shares issued in connection with             112,131,832
              dividend reinvestment plans (from Item 11, if applicable):

     (iii)    Aggregate price of shares redeemed or repurchased during     -8,346,350,400 **
              the fiscal year (if applicable):

     (iv)     Aggregate price of shares redeemed or repurchased and                    +0
              previously applied as a reduction to filing fees
              pursuant to Rule 24e-2 (if applicable):

     (v)      Net aggregate price of securities sold and issued during        550,523,436
              the fiscal year in reliance on Rule 24f-2 [line (i), plus
              line (ii), less line (iii), plus line (iv)] (if applicable):

     (vi)     Multiplier prescribed by Section 6(b) of the Securities Act    x 1/50 of 1%
              of 1933 or other applicable law or regulation (see Instruction
              C.6):  "1/2900"

     (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:          110,104.69
                                                                              ===========

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                        [_]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ Neil Forrest, Vice President
                              --------------------------------------------------
     Neil Forrest, Vice President
     ---------------------------------------------------------------------------
     Date November 15, 1995
         -----------------------

     *Please print the name and title of the signing officer below the signature.

                                               Number of Shares               Price of Shares
                                                 Redeemed or                    Redeemed or
**                                               Repurchased                    Repurchased
                                               ----------------               ----------------
 Money Market Fund                               2,925,612,839                 2,925,612,839
 Tax-Exempt Fund                                   228,599,776                   228,599,776
 Government Fund                                 2,334,353,606                 2,334,353,606
 U.S. Treasury Fund                                539,502,519                   539,502,519
 Equity Value Fund                                   6,129,632                    80,977,166
 Equity Growth Fund                                  7,896,365                   120,288,775
 Equity Income Fund                                  2,360,410                    31,725,501
 International Equity Fund                           3,088,133                    38,529,573
 Intermediate Bond Fund                              9,688,135                    95,924,092
 High Quality Bond Fund                              4,808,114                    47,783,220
 Short-Term Bond Fund                                3,070,273                    30,198,852
 Asset Allocation Fund                               4,621,475                    52,505,578
 Small Company Equity Fund                          17,436,601                   242,600,832
 Tax-Exempt Bond Fund                                2,901,925                    29,631,963
 New York Municipal Bond Fund                        2,122,004                    21,522,669
 Connecticut Municipal Bond Fund                       691,069                     6,513,962
 Massachusetts Municipal Bond Fund                     750,650                     7,035,195
 Rhode Island Municipal Bond Fund                       51,043                       532,877
 Institutional Treasury Money Market Fund        1,505,704,152                 1,505,704,152
 Corporate Bond Fund                                   671,397                     6,807,253
         TOTAL                                   7,600,060,178                 8,346,350,400

                               November 15, 1995



The Galaxy Fund
440 Lincoln Street
Worcester, MA  01605-1959

          Re:  Rule 24f-2 Notice for The Galaxy Fund
               (Registration No. 33-4806)
               ---------------------------------------

Gentlemen:

          We have acted as counsel for The Galaxy Fund, a Massachusetts business trust (the "Trust") in connection with the registration of 3,042,992,079 of its Class A Shares and Class A - Special Series 1 Shares, 2,574,655,472 of its Class B Shares and Class B - Special Series 1 Shares, 7,247,587 of its Class C Shares and Class C - Special Series 1 Shares, 3,819,565 of its Class D Shares and Class D - Special Series 1 Shares, 233,687,144 of its Class E Shares and Class E - Special Series 1 Shares, 569,261,086 of its Class F Shares and Class F - Special Series 1 Shares, 3,595,669 of its Class G - Series 1 Shares and Class G - Series 2 Shares, 7,418,012 of its Class H - Series 1 Shares and Class H - Series 2 Shares, 2,503,097 of its Class I - Series 1 Shares and Class I - Series 2 Shares, 5,058,878 of its Class J - Series 1 Shares and Class J - Series 2 Shares, 18,156,256 of its Class K - Series 1 Shares and Class K - Series 2 Shares, 2,100,200 of its Class L - Series 1 Shares and Class L - Series 2 Shares, 1,583,019 of its Class M - Series 1 Shares and Class M - Series 2 Shares, 3,536,079 of its Class N - Series 1 Shares and Class N - Series 2 Shares, 1,501,555 of its Class O - Series 1 Shares and Class O - Series 2 Shares, 420,481 of its Class P - Series 1 Shares and Class P - Series 2 Shares, 760,797 of its Class Q Series 1 Shares and Class Q - Series 2 Shares, 1,067,824 of its Class R - Series 2 Shares 1,686,157,896 of its Class S Shares and 4,152,106 of its Class T - Series 1 Shares (collectively, the "Shares") under the Securities Act of 1933, as amended. During the Trust's fiscal year ended October 31, 1995, all of the foregoing Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Trust is authorized to issue an unlimited number of shares of each class, with a par value of $.001. We have reviewed the Trust's Declaration of Trust as amended, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders, and such other legal and factual matters as we have considered necessary. We have relied on an opinion of Ropes & Gray, special Massachusetts counsel to

The GalaxyFund
November 15, 1995
Page Two


the Trust, insofar as our opinion below related to matters arising under the laws of the Commonwealth of Massachusetts.

          On the basis of and subject to the foregoing, we are of the opinion that the foregoing Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Trust's prospectuses for such respective classes of Shares, legally issued, fully paid, and non-assessable by the Trust.

          Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, order or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or any class of shares of beneficial interest of the Trust. The Declaration of Trust provides for indemnification out of the assets of the particular class of shares for all loss and expense of any shareholder of that class held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that class of shares itself would be unable to meet its obligations.

          We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.

                                                     Very truly yours,



                                                     /s/ DRINKER BIDDLE & REATH